FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2021
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2020	2021
	RMB	RMB	US$
			Note 3
ASSETS
Current assets:
Cash and cash equivalents	145,311	1,894,125	297,230
Prepayments and other current assets	890	106,282	16,678
Amounts due from subsidiaries and VIE	4,446,238	2,189,936	343,649
Total current assets	4,592,439	4,190,343	657,557

Non-current assets:
Investments in subsidiaries and VIE	3,290,146	2,440,880	383,026
Investments in equity investee	—	110,479	17,337
Total non-current assets:	3,290,146	2,551,359	400,363
TOTAL ASSETS	7,882,585	6,741,702	1,057,920

LIABILITIES
Current liabilities:
Short-term loan	—	1,740,004	273,045
Other current liabilities	8,717	11,041	1,733
Contingent liability from RNCI	—
Income tax payable	—	94,298	14,797
Total current liabilities	8,717	1,845,343	289,575

Non-current liabilities:
Long-term loan	1,762,847	—	—
Total non-current liabilities	1,762,847	—	—
TOTAL LIABILITIES	1,771,564	1,845,343	289,575

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 220,505,115 and 195,493,754 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	137	125	20
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	8	8	1
Additional paid-in capital	5,207,631	4,959,646	778,277
Treasury shares	—	(385,942)	(60,563)
Retained earnings	952,001	425,125	66,711
Accumulated other comprehensive income	(48,756)	(102,603)	(16,101)
Total shareholders’ equity	6,111,021	4,896,359	768,345
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,882,585	6,741,702	1,057,920

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				Note 3
Operating expenses:
General and administrative	(6,863)	(10,344)	(18,166)	(2,851)
Other operating income (expenses)	3,207	1,765	(3)	—
Total operating expenses	(3,656)	(8,579)	(18,169)	(2,851)
Loss from operations	(3,656)	(8,579)	(18,169)	(2,851)
Interest income	9,454	1,066	1,667	262
Interest expense	(39,380)	(56,084)	(53,123)	(8,335)
Unrealized investment loss	—	—	(209,956)	(32,947)
Exchange (loss) gain	(129)	(3,905)	20,442	3,206
Income tax expense	—	—	(12,204)	(1,915)
Equity in income of subsidiaries and VIE	315,008	493,494	51,513	8,084
Net income (loss)	281,297	425,992	(219,830)	(34,496)

Foreign currency translation adjustment	(842)	(77,136)	(53,847)	(8,450)
Comprehensive income (loss)	280,455	348,856	(273,677)	(42,946)

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
				Note 3
Cash flows from operating activities:
Net income	281,297	425,992	(219,830)	(34,496)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	129	3,905	(20,442)	(3,206)
Amortization of issuance cost of convertible senior notes	16,563	25,229	23,673	3,715
Equity in income of subsidiaries and VIE	(315,008)	(493,494)	(51,513)	(8,084)
Income tax payable			12,204	1,915
Unrealized loss related to investments in equity investee	—	—	209,956	32,947
Changes in other current liabilities	2,562	(3,900)	2,324	365
Net cash used in operating activities	(14,457)	(42,268)	(43,628)	(6,844)

Cash flows from investing activities:
Advances to subsidiaries and VIE	(538,693)	(2,846,452)	2,256,302	354,063
Investments in equity investee	—	—	(324,464)	(50,915)
Investments in subsidiaries	(1,365,803)	—	(195,673)	(30,705)
Net cash (used in) provided by investing activities	(1,904,496)	(2,846,452)	1,736,165	272,443

Cash flows from financing activities:

Proceeds from exercises of share options	1,705	430	52	8
Proceeds from issuance of ordinary shares in Hong Kong public offering	—	3,127,305	—	—
Payments for public offering cost	—	(25,453)	(8,978)	(1,409)
Proceeds from issuance of convertible senior notes, net of issuance cost	1,847,802	(742)	—	—
Repurchase of ordinary shares	—	—	(1,060,353)	(166,393)
Proceeds from sale of subsidiary's equity interest to Cainiao	—	—	994,766	156,100
Proceeds from ADS lending	9	—	—	—
Net cash provided by (used in) financing activities	1,849,516	3,101,540	(74,513)	(11,694)

Net (decrease) increase in cash and cash equivalents	(69,437)	212,820	1,618,024	253,905
Cash and cash equivalents, beginning of year	67,513	26,298	145,311	22,270
Effect of exchange rate changes on cash and cash equivalents	28,222	(93,807)	130,790	21,055
Cash and cash equivalents, end of year	26,298	145,311	1,894,125	297,230

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Supplemental disclosure of cash flow information:
Cash paid for interest	19,007	29,159	28,617	4,491
Cash paid for income tax	—	—	—	—
Supplemental disclosures of non-cash investing and financing activities:
Unpaid convertible senior notes offering costs	742	—	—	—
Subscription receivable	—	—	101,686	15,957
Unpaid Hong Kong public offering costs	—	8,978	—	—
1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2)	The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3)	Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.3726, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2021. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2021, or at any other rate.
4)	As of December 31, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.